Marketable Securities and Securities Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2019 USD ($)	Apr. 03, 2018
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 66,906		¥ 39,982	¥ 75,319
Gross realized gains from available-for-sale securities	240		1,257	2,297
Gross realized losses from available-for-sale securities	475		2	37
Marketable securities classified as trading securities	234,117		1,048,062
Net unrealized gains on trading securities	3,610		48,047	¥ 56,593
Net realized gains on sale of equity securities	77,495
Net unrealized gains on revaluation of equity securities	104,168
Investment in non public companies	25,720		¥ 52,361
Equity securities without readily determinable fair value, downward price adjustment	0
Equity securities without readily determinable fair value, upward price adjustment	4,285
Spotify Technology SA
Investment Holdings [Line Items]
Ownership percentage						5.707%
Proceed from sale of shares	82,616	$ 768
Gain on equity securities, net	54,179	504
Gross fair value of retained shares	78,947				$ 711
Gain on equity securities, net	¥ 47,543	$ 449